                       SUPPLEMENT DATED FEBRUARY 2, 2005
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MAY 27, 2004,
      AS PREVIOUSLY SUPPLEMENTED ON AUGUST 16, 2004 AND DECEMBER 8, 2004,
                            VAN KAMPEN COMSTOCK FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 30, 2004,
      AS PREVIOUSLY SUPPLEMENTED ON AUGUST 16, 2004 AND DECEMBER 8, 2004,
                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                         VAN KAMPEN SELECT GROWTH FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 30, 2004,
         AS PREVIOUSLY SUPPLEMENTED ON AUGUST 16, 2004, AUGUST 26, 2004
                             AND DECEMBER 8, 2004,
                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN SMALL CAP VALUE FUND

The Statement of Additional Information is supplemented as follows:

     J. Miles Branagan retired as a trustee of the Fund effective December 31, 2004. Stephen L. Boyd and John R. Reynoldson are no longer officers of the Fund. John L. Sullivan was appointed Chief Compliance Officer of the Fund effective July 15, 2004.

     In the section entitled "TRUSTEES AND OFFICERS," under the list of officers, after the entry for Stefanie V. Chang, the following is added:

Amy R. Doberman (42)         Vice President   Officer since  Managing Director and General
1221 Avenue of the Americas                   2004           Counsel, U.S. Investment Management;
New York, NY 10020                                           Managing Director of Morgan Stanley
                                                             Investment Management, Inc., Morgan
                                                             Stanley Investment Advisers Inc. and
                                                             the Adviser. Vice President of the
                                                             Morgan Stanley Institutional and
                                                             Retail Funds since July 2004 and Vice
                                                             President of funds in the Fund
                                                             Complex as of August 2004.
                                                             Previously, Managing Director and
                                                             General Counsel of Americas, UBS
                                                             Global Asset Management from July
                                                             2000 to July 2004 and General Counsel
                                                             of Aeitus Investment Management, Inc.
                                                             from January 1997 to July 2000.
James W. Garrett (36)        Chief Financial  Officer since  Executive Director of Morgan Stanley
1221 Avenue of the Americas  Officer and      2005           Investment Management. Chief
New York, NY 10020           Treasurer                       Financial Officer and Treasurer of
                                                             Morgan Stanley Institutional Funds
                                                             since 2002 and of funds in the Fund
                                                             Complex since January 2005.

     In the section entitled "TRUSTEES AND OFFICERS" under the subsection entitled "BOARD COMMITTEES," the first sentence in the second paragraph is replaced with the following sentence:

     Effective January 1, 2005, the Board's audit committee consists of Jerry D. Choate, Rod Dammeyer and R. Craig Kennedy.

     In the section entitled "TRUSTEES AND OFFICERS" under the subsection entitled "BOARD COMMITTEES," the first sentence in the fourth paragraph is replaced with the following sentence:

     Effective January 1, 2005, the Board's governance committee consists of David C. Arch, Howard J Kerr and Jack E. Nelson.

                     RETAIN SUPPLEMENT FOR FUTURE REFERENCE

                                                               SAI SPT EQTY 2/05